Transactions with Related Parties - Schedule of Amounts Charged by Maritime Included in the Accompanying Consolidated Statements of Comprehensive Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Ship-management fees	$ (637)	$ (724)	$ (720)
Pyxis Maritime Corporation [Member]
Related Party Transaction [Line Items]
Charter hire commissions	276	351	354
Ship-management fees	637	724	720
Administration fees	1,632	1,628	1,618
Related party transaction expenses, total	$ 2,545	$ 2,703	$ 2,692